Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Rate reconciliations
Rate Reconciliations

Year ended Dec. 31	2017	2016	2015
Earnings before income taxes	(54)	314	221
Net earnings attributable to non-controlling interests not subject to tax	(35)	(109)	(34)
Adjusted earnings before income taxes	(89)	205	187
Statutory Canadian federal and provincial income tax rate (%)	26.8	26.7	25.9
Expected income tax expense (recovery)	(24)	55	48
Increase (decrease) in income taxes resulting from:
Lower effective foreign tax rates	(11)	(16)	(16)
Deferred income tax expense related to temporary difference on investment in subsidiary	—	11	95
MSA settlement	—	—	14
Reversal of writedown of deferred income tax assets	(15)	(10)	(56)
Statutory and other rate differences	110	1	20
Other	4	(3)	—
Income tax expense	64	38	105
Effective tax rate (%)	72	19	56

Components of income tax expense
The components of income tax expense are as follows:

Year ended Dec. 31	2017	2016	2015
Current income tax expense(1)	79	23	24
Adjustments in respect of current income tax of previous years	—	—	(5)
Adjustments in respect of deferred income tax of previous years	—	(3)	5
Deferred income tax expense related to the origination and reversal of temporary differences	(110)	16	22
Deferred income tax expense related to temporary difference on investment in subsidiary(2)	—	11	95
Deferred income tax expense resulting from changes in tax rates or laws(3)	110	1	20
Deferred income tax recovery arising from the reversal of writedown of deferred income tax assets(4)	(15)	(10)	(56)
Income tax expense	64	38	105

Year ended Dec. 31	2017	2016	2015
Current income tax expense	79	23	19
Deferred income tax expense (recovery)	(15)	15	86
Income tax expense	64	38	105

(1) During 2017, the Corporation recognized current tax expense of $56 million due to the disposition of the Solomon Power Station on Nov. 1, 2017.
(2) In 2016, reorganizations of certain TransAlta subsidiaries were completed in connection with the New Richmond project financing and the disposition of the Canadian Assets to TransAlta Renewables. The reorganizations resulted in the recognition of deferred tax liabilities of $3 million and $8 million, respectively.  In 2015, in order to give effect to the sale of an economic interest in the Australian assets to TransAlta Renewables, a reorganization of certain TransAlta subsidiaries was completed. The reorganization resulted in the recognition of a $95 million deferred tax liability on TransAlta’s investment in a subsidiary. For both 2015 and 2016, the deferred tax liabilities had not been recognized previously, as prior to the reorganizations, the taxable temporary differences were not expected to reverse in the foreseeable future.
(3) On Dec. 22, 2017, the US government enacted H.R.1, originally known as the Tax Cuts and Jobs Act, which includes legislation to decrease its federal corporate income tax rate from 35 per cent to 21 per cent. The Corporation's net deferred tax liability associated with its directly owned US operations is made up of a deferred tax asset and a deferred tax liability that net to $6 million. The decrease in the US federal corporate income tax rate resulted in a decrease to the deferred tax asset of $104 million, all of which is recorded as deferred tax expense in the Consolidated Statement of Earnings, offset by a decrease to the deferred tax liability of $110 million, of which $1 million is recorded as deferred tax expense in the Consolidated Statement of Earnings with an offsetting $111 million deferred tax recovery recorded in the Consolidated Statement of Other Comprehensive Income. 2016 relates to the impact of increase in the New Brunswick corporate income tax rate from 12 per cent to 14 per cent, enacted Feb. 3, 2016. 2015 relates to the impact of an increase in the Alberta corporate income tax rate from 10 per cent to 12 per cent, enacted June 18, 2015.
(4) During the year ended Dec. 31, 2017, the Corporation reversed a previous writedown of deferred income tax assets of $15 million (2016 - $10 million writedown reversal, 2015 - $56 million writedown reversal). The deferred income tax assets relate mainly to the tax benefits of losses associated with the Corporation’s directly owned US operations. The Corporation had written these assets off as it was no longer considered probable that sufficient future taxable income would be available from the Corporation’s directly owned US operations to utilize the underlying tax losses, due to reduced price growth expectations. Net operating losses expire between 2021 and 2037. Recognized OCI during the years ended Dec. 31, 2017 and 2016, has given rise to taxable temporary differences, which forms the primary basis for utilization of some of the tax losses and the reversal of the writedown.

Aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2017	2016	2015
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	(108)	51	89
Net impact related to net investment hedges	(7)	16	8
Net actuarial gains (losses)	(4)	4	—
Share issuance costs	—	—	(4)
Loss on sale of investment in subsidiary	—	—	(8)
Income tax expense reported in equity	(119)	71	85

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Significant components of the Corporation’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2017	2016
Net operating loss carryforwards	541	768
Future decommissioning and restoration costs	117	103
Property, plant, and equipment	(1,009)	(1,114)
Risk management assets and liabilities, net	(160)	(282)
Employee future benefits and compensation plans	74	70
Interest deductible in future periods	50	90
Foreign exchange differences on US-denominated debt	42	69
Deferred coal revenues	16	17
Other deductible temporary differences	22	3
Net deferred income tax liability, before writedown of deferred income tax assets	(307)	(276)
Writedown of deferred income tax assets	(218)	(383)
Net deferred income tax liability, after writedown of deferred income tax assets	(525)	(659)

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2017	2016
Deferred income tax assets(1)	24	53
Deferred income tax liabilities	(549)	(712)
Net deferred income tax liability	(525)	(659)

(1) The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Corporation’s long-range forecasts.